Employee Benefit Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans and Postretirement Benefits

Note 11: Employee Benefit Plans and Postretirement Benefits

CNH Industrial provides pension, healthcare and insurance plans and other post-employment benefits to their employees and retirees under defined contribution and defined benefit plans.

In the case of defined contribution plans, CNH Industrial makes contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been made, the Company has no further payment obligations. CNH Industrial recognizes the contribution cost when the employees have rendered their service and includes this cost by function in cost of sales, selling, general and administrative costs and research and development costs. During the years ended December 31, 2014, 2013, and 2012, CNH Industrial recorded expense of $244 million, $194 million, and $199 million, respectively, for its defined contribution plans.

Defined benefit plans are classified by CNH Industrial on the basis of the type of benefit provided as follows: pension plans, healthcare plans, and other post-employment benefit plans.

Pension Plans

Pension obligations primarily comprise the obligations of the Company’s pension plans in the United States, the United Kingdom and Germany.

Under these plans, contributions are made to a separate fund (trust) which independently administers the plan assets. The Company’s funding policy is to meet the minimum funding requirements pursuant to the laws of the applicable jurisdictions. The Company may also choose to make discretionary contributions.

Healthcare Postretirement Benefit Plans

Healthcare postretirement benefit plan obligations comprise obligations for healthcare and insurance plans granted to employees working in the U.S. and Canada. These plans generally cover employees retiring on or after reaching the age of 55 who have completed at least 10 years of employment. CNH Industrial U.S. salaried and non-represented hourly employees and Canadian employees hired after January 1, 2001 and January 1, 2002, respectively, are not eligible for postretirement healthcare and life insurance benefits under the CNH Industrial plans. These benefits may be subject to deductibles, co-payment provisions and other limitations, and CNH Industrial has reserved the right to change or terminate these benefits, subject to the provisions of any collective bargaining agreement. These plans are not required to be funded. However, beginning in 2007, the Company began making contributions on a voluntary basis to a separate and independently managed fund established to finance the North American healthcare plans.

Other Post-Employment Benefits

Other post-employment benefits consists of obligations for Italian Employee Leaving Entitlements (“TFR”) before December 31, 2006, loyalty bonus in Italy and various other similar plans in France, Germany and Belgium. Before December 31, 2006, Italian companies with more than 50 employees were required to accrue for benefits paid to employees upon them leaving the Company. The scheme has since changed to a defined contribution plan. The obligation on our consolidated balance sheet represents the residual reserve for years prior to December 31, 2006. Loyalty bonus is accrued for employees who have reached certain service seniority and are generally settled when employees leave the Company. These plans are not required to be funded and, therefore, have no plan assets.

Obligations and Funded Status

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other post-employment plans for the years ended December 31, 2014 and 2013:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,441	$3,483	$1,117	$1,212	$565	$552
Service cost	27	27	9	9	18	16
Interest cost	134	126	51	45	10	12
Plan participants’ contributions	3	3	8	6	—	—
Actuarial (gain) loss	442	(45)	150	(72)	58	4
Gross benefits paid	(233)	(195)	(78)	(79)	(40)	(43)
Plan amendments	1	-	(12)	-	(24)	(1)
Currency translation adjustments and other	(196)	42	(2)	(4)	(61)	25
Ending benefit obligation	3,619	3,441	1,243	1,117	526	565
Change in the fair value of plan assets:
Beginning plan assets	2,665	2,602	98	91	—	—
Actual return on plan assets	288	176	11	10	—	—
Employer contributions	28	54	-	70	—	—
Plan participants’ contributions	3	3	-	6	—	—
Gross benefits paid	(199)	(182)	(2)	(78)	—	—
Currency translation adjustments and other	(99)	12	-	(1)	—	—
Ending plan assets	2,686	2,665	107	98	—	—
Funded status:	$(933)	$(776)	$(1,136)	$(1,019)	$(526)	$(565)

Net amounts recognized in the consolidated balance sheets as of December 31, 2014 and 2013 consist of:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Other assets	$19	$67	$—	$—	$—	$—
Pension, postretirement and other post-employment benefits	(952)	(843)	(1,136)	(1,019)	(526)	(565)
Net liability recognized at end of year	$(933)	$(776)	$(1,136)	$(1,019)	$(526)	$(565)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2014 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$1,101	$280	$105
Unrecognized prior service credit	(4)	(21)	(4)
Accumulated Other Comprehensive Loss	$1,097	$259	$101

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for Pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2014	2013
	(in millions)
Accumulated benefit obligation	$2,103	$2,002
Fair value of plan assets	$1,191	$1,186

The following table summarizes CNH Industrial’s pension and other post-employment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2014	2013	2014	2013	2014	2013
	(in millions)
Projected benefit obligation	$2,149	$2,034	$1,243	$1,117	$526	$565
Fair value of plan assets	$1,191	$1,186	$107	$98	$—	$—

The total accumulated benefit obligation for pension was $3,570 million and $3,407 million as of December 31, 2014 and 2013, respectively.

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2014, 2013, and 2012:

	Pension			Healthcare			Other
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(in millions)
Service cost	$27	$27	$23	$9	$9	$9	$18	$16	$12
Interest cost	134	126	143	51	45	52	10	12	15
Expected return on assets	(151)	(166)	(161)	(7)	(7)	(6)	—	—
Amortization of:
Prior service cost (credit)	1	2	—	(12)	(12)	(14)	2	1	3
Actuarial loss (gain)	64	78	65	5	22	20	13	(5)	11
Settlement loss and other	-	1	1	—	—	—	1	1	—
Net periodic benefit cost	$75	$68	$71	$46	$57	$61	$44	$25	$41

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2014 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$75	$46	$44
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses	306	146	58
Amortization of actuarial losses	(64)	(5)	(13)
Amortization of prior service cost	(1)	12	(2)
Prior service cost	—	(12)	(24)
Currency translation adjustments and other	(52)	(1)	(11)
Total recognized in other comprehensive loss	189	140	8
Total recognized in comprehensive loss	$264	$186	$52

Pre-tax amounts expected to be amortized in 2015 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$(84)	$(26)	$(1)
Prior service cost	-	10	(1)
Total	$(84)	$(16)	$(2)

Assumptions

The following assumptions were utilized in determining the funded status as at December 31, 2014 and 2013, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2014, 2013, and 2012:

	Pension plans			Healthcare plans			Other
(in %)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.22	4.05	n/a	3.96	4.67	n/a	1.81	3.00	n/a
Weighted-average rate of compensation increase	3.25	3.35	n/a	3.00	3.42	n/a	2.27	2.63	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	7.23	8.19	n/a	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	n/a	n/a	n/a	n/a
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	4.05	3.75	4.61	4.67	3.79	4.57	3.00	3.27	4.63
Weighted-average rate of compensation increase	3.35	2.99	3.16	3.42	3.42	3.44	2.63	2.75	3.11
Weighted-average long-term rates of return on plan assets	5.85	5.95	6.79	6.75	7.00	7.25	n/a	n/a	n/a
Weigted-average, initial healthcare cost trend rate	n/a	n/a	n/a	8.19	7.04	7.54	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

*	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for US and Canada plans, respectively.

Assumed discount rates are used in measurements of pension, healthcare and other post-employment benefit obligations and interest cost components of net periodic cost. CNH Industrial selects its assumed discount rates based on the consideration of equivalent yields on high-quality fixed income investments at the measurement date. The assumed discount rate is used to discount future benefit obligations back to today’s dollars. The discount rates for the U.S., European, U.K. and Canadian obligations are based on a benefit cash flow-matching approach and represent the rates at which the benefit obligations could effectively be settled as of the measurement date, December 31. The benefit cash flow-matching approach involves analyzing CNH Industrial’s projected cash flows against a high quality bond yield curve, mainly calculated using a wide population of AA-grade corporate bonds subject to minimum amounts outstanding and meeting other defined selection criteria. The discount rates for the CNH Industrial’s remaining obligations are based on benchmark yield data of high-quality fixed income investments for which the timing and amounts of payments approximate the timing and amounts of projected benefit payments.

The expected long-term rate of return on plan assets reflects management’s expectations on long-term average rates of return on funds invested to provide for benefits included in the projected benefit obligations. The expected return is based on the outlook for inflation, fixed income returns and equity returns, while also considering asset allocation and investment strategy, premiums for active management to the extent asset classes are actively managed and plan expenses. Return patterns and correlations, consensus return forecasts and other relevant financial factors are analyzed to check for reasonability and appropriateness.

The assumed healthcare trend rate represents the rate at which healthcare costs are assumed to increase. Rates are determined based on company-specific experience, consultation with actuaries and outside consultants, and various trend factors including general and healthcare sector-specific inflation projections from the United States Department of Health and Human Services Healthcare Financing Administration. The initial trend is a short-term assumption based on recent experience and prevailing market conditions. The ultimate trend is a long-term assumption of healthcare cost inflation based on general inflation, incremental medical inflation, technology, new medicine, government cost-shifting, utilization changes, an aging population, and a changing mix of medical services.

In October 2014, the Society of Actuaries (“SOA”) in the United States issued updated mortality table (“RP-2014”) and mortality improvement scale (“MP-2014”). Accordingly, CNH Industrial reviewed the historical mortality experience and demographic characteristics of  its U.S. pension and Healthcare plan participants and have decided to adopt the variants of Blue Collar tables of RP-2014 as the base mortality tables and Male Scale BB as opposed to MP-2014 as the mortality improvement scale. CNH Industrial management believes the new mortality assumptions most appropriately represent its plans’ experience and characteristics. The adoption of the new mortality assumptions resulted in a total increase of $69 million to the Company’s benefit obligations at December 31, 2014, of which, $37 million was related to Pension plans and $32 million to Healthcare plans.

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2014 Healthcare Plan benefit expense	$7	$(5)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2014	$181	$(152)

Plan Assets

The investment strategy for the plan assets depends on the features of the plan and on the maturity of the obligations. Typically, less mature plan benefit obligations are funded by using more equity securities as they are expected to achieve long-term growth exceeding the rate of inflation. More mature plan benefit obligations are funded using more fixed income securities as they are expected to produce current income with limited volatility. Risk management practices include the use of multiple asset classes and investment managers within each asset class for diversification purposes. Specific guidelines for each asset class and investment manager are implemented and monitored.

Weighted average target asset allocation for all plans for 2014 are as follows:

All Plans
Asset category:
Equity securities	21%
Debt securities	60%
Cash/Other	19%

CNH Industrial determines the fair value of plan assets using observable market data obtained from independent sources when available. CNH Industrial classifies its plan assets according to the fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$-	$-	$—	$—
U.S. equities—Mid cap	-	-	—	—
U.S. equities—Small cap	-	-	—	—
Non-U.S. equities	15	15	—	—
Total equity securities	15	15	—	—
Fixed income securities:
U.S. government bonds	346	336	10	—
U.S. corporate bonds	534	—	534	—
Non-U.S. government bonds	682	17	665	—
Non-U.S. corporate bonds	116	—	116	—
Mortgage backed securities	1	—	1	—
Other fixed income	31	—	31	—
Total fixed income securities	1,710	353	1,357	—
Other types of investments:
Mutual funds (A)	556	—	556	—
Insurance contracts	125	—	—	125
Derivatives—credit contracts	4	4	—	—
Real estate	—	—	—	—
Other (B)	350	—	350	—
Total other types of investments	1,035	4	906	125
Cash:	33	—	33	—
Total	$2,793	$372	$2,296	$125

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes one commingle fund, which invests in both U.S. and non-U.S. equity securities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2014:

Insurance Contracts
Balance at December 31, 2013	$33
Actual return on plan assets relating to assets still held at reporting date	6
Purchases	105
Settlements	(3)
Currency impact	(16)
Balance at December 31, 2014	$125

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2013:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities—Large cap	$113	$113	$—	$—
U.S. equities—Mid cap	36	36	—	—
U.S. equities—Small cap	45	45	—	—
Non-U.S. equities—Large cap	109	109	—	—
Total equity securities	303	303	—	—
Fixed income securities:
U.S. government bonds	345	345	—	—
U.S. corporate bonds	323	—	323	—
Non-U.S. government bonds	483	101	382	—
Non-U.S. corporate bonds	110	1	109	—
Mortgage backed securities	9	—	9	—
Other fixed income	75	37	38	—
Total fixed income securities	1,345	484	861	—
Other types of investments:
Mutual funds(A)	708	—	708	—
Insurance contracts	34	1	—	33
Derivatives—credit contracts	14	—	14	—
Real estate	35	35	—	—
Other (B)	263	—	263	—
Total other types of investments	1,054	36	985	33
Cash:	61	32	29	—
Total	$2,763	$855	$1,875	$33

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in equities.

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2013:

Insurance Contracts
Balance at December 31, 2012	$29
Actual return on plan assets relating to assets still held at reporting date	1
Purchases	89
Settlements	(89)
Currency impact	3
Balance at December 31, 2013	$33

Contributions

CNH Industrial expects to contribute (including through direct benefit payments) approximately $61 million to its pension plans, $70 million to its healthcare plans and $39 million to its other post-employment plans in 2015.

The benefit expected to be paid from the benefit plans, which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2015	$192	$73	$(1)	$39
2016	191	73	(1)	33
2017	191	74	(1)	36
2018	189	73	(1)	43
2019	194	71	-	39
2020 – 2024	977	337	(2)	181
Total	$1,934	$701	$(6)	$371